Special Charges and Restructuring Activities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Principal Term Of New Business Plan, Headcount Reduction	10,500		10,500
Restructuring Reserve, Period Expense	$ (12)		$ (385)
Impairment charge		725		713
Insurance proceeds from partial settlement of claims				576
Other assets		2,785	3,036	2,785
Other liabilities and deferred credits		10,784	8,471	10,784
Catastrophic Liability [Member]
Restructuring Cost and Reserve [Line Items]
Other assets			1,100
Other liabilities and deferred credits			1,100
Employee Charges
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Period Expense	$ (8)		$ (361)